SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED PAYMENTS
Schedule of number of shares and weighted averages of exercise prices

	Year Ended December 31,
	2025		2024
		Weighted		Weighted
		average of		average of
	Number of	exercise	Number of	exercise
	options	price ($)	options	price ($)
Outstanding at beginning of year	2,619	6,329.96	3,894	6,324.50
Expired and forfeited	(302)	6,208.05	(1,275)	6,277.89
Outstanding at end of year	2,317	6,345.85	2,619	6,329.96
Exercisable at end of year	2,315	6,347.56	2,525	6,310.15

Schedule of number of RSU,s

	Year Ended December 31,
	2025	2024

	Number of	Number of
	RSUs	RSUs
Outstanding at beginning of year	37,767	7,121
Vested RSUs	(83,787)	(23,938)
Expired and forfeited	(1,638)	(2,496)
Granted	109,300	57,080
Outstanding at end of year	61,642	37,767

Schedule of information about exercise price and remaining useful life of outstanding options

Year Ended December 31,
2025			2024
Number of			Number of
options		Weighted	options		Weighted
outstanding		average of	outstanding		average of
at end of	Exercise price	remaining	at end of	Exercise price	remaining
year	range	useful life	year	range	useful life
2,317	$1,670-$10,370	4.17	2,619	$1,670-$10,370	5.04

Schedule of expenses recognized in profit or loss

Year Ended December 31,
2025	2024	2023
U.S. dollars in thousands
457	665	1,647